EATON VANCE MUTUAL FUNDS TRUST

Two International Place

Boston, MA  02110

Telephone:  (617) 482-8260

CERTIFICATION

Pursuant to Rule 497(j) under the Securities Act of 1933, as amended, and Regulation S-T, Eaton Vance Mutual Funds Trust (the "Registrant") (1933 Act File No. 002-90946) certifies (a) that the forms of prospectuses and statements of additional information used with respect to the following series of the Registrant, do not differ materially from those contained in Post-Effective Amendment No. 240 (“Amendment No. 240”) to the Registrant's Registration Statement on Form N-1A, and (b) that Amendment No. 240 was filed electronically with the Securities and Exchange Commission (Accession No. 0000940394-15-000531) on April 27, 2015:

Eaton Vance Stock Fund

Eaton Vance Tax-Managed Growth Fund 1.1

Eaton Vance Tax-Managed Growth Fund 1.2

Parametric Commodity Strategy Fund

EATON VANCE MUTUAL FUNDS TRUST

By:  /s/ Maureen A. Gemma

Maureen A. Gemma, Esq.

Secretary

Date:  May 1, 2015

015_0602.doc